Exhibit 99.12 Schedule 3

Loan ID	Dummy ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
xx	900000006	B	B	A	A	B	B	A	A	Closed	finding-3352	2022-01-11 23:31	2022-03-02 12:28	Acknowledged	2 - Non-Material	B	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Acknowledged-Acknowledge Non-QM High Priced Loan. - Due Diligence Vendor-03/xx/2022

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-01/xx/2022		Acknowledged-Acknowledge Non-QM High Priced Loan. - Due Diligence Vendor-03/xx/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	TX	Primary Residence	Purchase	NA	N/A	N/A
xx	900000097	C	A	C	A	A	A	A	A	Closed	FCRE4963	2022-10-28 14:26	2022-11-02 06:59	Resolved	1 - Information	C	A	Credit	Debt	No evidence of required debt payoff	Resolved- - Due Diligence Vendor-11/xx/2022
Ready for Review-Document Uploaded. The xx debt was excluded per the divorce decree.

Excluded Citi as paid by the business – The Transaction history is there because we don’t have a xx payment on the June bank statement but that’s because a payment wasn’t due in June (at least that’s what we were showing) there are multiple payments in prior months to xx. - Seller-11/xx/2022
Open-2 DEBTS OMITTED FROM DTI ONE WITH xx BALANCE $xx AND xx CARD APPROX BALANCE $xx. DTI NOW 48% - Due Diligence Vendor-10/xx/2022	Ready for Review-Document Uploaded. The xx debt was excluded per the divorce decree.

Excluded xx as paid by the business – The Transaction history is there because we don’t have a xx payment on the June bank statement but that’s because a payment wasn’t due in June (at least that’s what we were showing) there are multiple payments in prior months to xx. - Seller-11/xx/2022
																												xx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	NM	Primary Residence	Purchase	NA	N/A	N/A
xx	900000122	C	B	C	B	A	A	A	A	Closed	FCRE8201	2023-06-27 00:37	2023-07-06 15:45	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Acknowledged-6 months reserves greater than program
FICO above the minimum by 20 points or higher - Due Diligence Vendor-07/xx/2023

Ready for Review-Document Uploaded. Exception was granted to accept the seller rent rolls for short term rental in lieu of the market rent. Both attached. - Seller-07/xx/2023

Open-The DSCR of .59 is below the minimum of .75.  The 1007 rent of $4500 was used and there is no indication that there is a current lease.

1007 Rent: $4500
PITIA: $7600.06 (P&I: 6034.13; Tax; 712.51; Ins: 98.42; HOA: 755)

																							4500/7600.06 = .59 - Due Diligence Vendor-06/xx/2023	Ready for Review-Document Uploaded. Exception was granted to accept the seller rent rolls for short term rental in lieu of the market rent. Both attached. - Seller-07/xx/2023	Acknowledged-6 months reserves greater than program FICO above the minimum by 20 points or higher - Due Diligence Vendor-07/xx/2023			exception.pdf rent roll.pdf	ATR/QM: Exempt	ATR/QM: Exempt	xx	FL	Investment	Purchase	NA	Originator Post-Close	No
xx	900000047			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	xx	NY	Investment	Purchase	NA
xx	900000137	D	A	D	A	C	A	A	A	Closed	FCRE1342	2023-08-31 10:42	2023-09-01 17:02	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-09/xx/2023

Resolved-Income verified - bank statements - Due Diligence Vendor-09/xx/2023

Ready for Review-Document Uploaded.  - Seller-08/xx/2023

																							Open-Borrower 1 Business Bank Statements Missing The loan was qualified using 12 months business bank statements. The UW's Business Bank Statement calculator sheet lists 12 months of bank statements, but there are only 3 months of business statements in the file. Need a copy of the remaining 9 months of business bank statements in order to verify the income calculation. - Due Diligence Vendor-08/xx/2023	Ready for Review-Document Uploaded. - Seller-08/xx/2023	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-09/xx/2023 Resolved-Income verified - bank statements - Due Diligence Vendor-09/xx/2023			xx bank stmnts.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	NY	Second Home	Purchase	NA	N/A	N/A
xx	900000137	D	A	D	A	C	A	A	A	Closed	finding-3634	2023-08-29 10:25	2023-09-01 16:57	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-COC received - Due Diligence Vendor-09/xx/2023

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $176.60.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). INITIAL LE REFLECTS FLOOD CERTIFICATION FEE IN THE AMOUNT OF $9.00 AND TRANSFER TAXES IN THE AMOUNT OF $5700.00. FINAL CD REFLECTS FLOOD CERTIFICATION FEE IN THE AMOUNT OF $9.35 AND TRASNFER TAXES FEE IN THE AMOUNT OF $5876.25. NO COC OR REINBURSTMENT IN FILE. - Due Diligence Vendor-08/xx/2023		Resolved-COC received - Due Diligence Vendor-09/xx/2023				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	NY	Second Home	Purchase	NA	N/A	N/A
xx	900000137	D	A	D	A	C	A	A	A	Closed	finding-3631	2023-08-29 10:25	2023-09-01 16:57	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC received - Due Diligence Vendor-09/xx/2023

																							Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE REFLECTS FLOOD CERTIFICATION FEE IN THE AMOUNT OF $9.00 AND TRANSFER TAXES IN THE AMOUNT OF $5700.00. FINAL CD REFLECTS FLOOD CERTIFICATION FEE IN THE AMOUNT OF $9.35 AND TRASNFER TAXES FEE IN THE AMOUNT OF $5876.25. NO COC OR REINBURSTMENT IN FILE. - Due Diligence Vendor-08/xx/2023		Resolved-COC received - Due Diligence Vendor-09/xx/2023				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	NY	Second Home	Purchase	NA	N/A	N/A
xx	900000137	D	A	D	A	C	A	A	A	Closed	finding-3632	2023-08-29 10:25	2023-09-01 16:57	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-COC received - Due Diligence Vendor-09/xx/2023

Ready for Review-Document Uploaded. Attached coc for transfer taxes and below for rounding:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service. - Seller-08/xx/2023

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. INITIAL LE REFLECTS FLOOD CERTIFICATION FEE IN THE AMOUNT OF $9.00 AND TRANSFER TAXES IN THE AMOUNT OF $5700.00. FINAL CD REFLECTS FLOOD CERTIFICATION FEE IN THE AMOUNT OF $9.35 AND TRASNFER TAXES FEE IN THE AMOUNT OF $5876.25. NO COC OR REINBURSTMENT IN FILE. - Due Diligence Vendor-08/xx/2023	Ready for Review-Document Uploaded. Attached coc for transfer taxes and below for rounding:

Rounding on LE The rounding on the LE is required by the TRID rule under 12 CFR 1026.37(o)(4)(i)(A). "The dollar amounts required to be disclosed by paragraphs (b)(6) and (7), (c)(1)(iii), (c)(2)(ii) and (iii), (c)(4)(ii), (f), (g), (h), (i), and (l) of this section shall be rounded to the nearest whole dollar, except that the per diem amount required to be disclosed by paragraph (g)(2)(iii) of this section and the monthly amounts required to be disclosed by paragraphs (g)(3)(i) through (iii) and (g)(3)(v) of this section shall not be rounded."In the above excerpt, UFMIP is disclosed under paragraph (f). As you can see, it must be disclosed as rounded on the LE. However, that does not mean you have to cure any increase shown on the CD that is purely the result of that required rounding. Comment 19(e)(3)(i)-7 provides that the good faith analysis required under 1026.19(e)(3) should be done using the unrounded numbers from the loan estimate. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service. - Seller-08/xx/2023

																									Resolved-COC received - Due Diligence Vendor-09/xx/2023			xx COC.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	NY	Second Home	Purchase	NA	N/A	N/A
xx	900000043			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xx	OH	Investment	Refinance	Cash Out - Other
xx	900000110	D	A	D	A	A	A	A	A	Closed	FCRE1258	2023-09-12 15:51	2023-09-21 11:02	Resolved	1 - Information	D	A	Credit	Missing Doc	Collateral Underwriter Missing	Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-09/xx/2023

Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-09/xx/2023

																							Open-Collateral Underwriter Missing - Due Diligence Vendor-09/xx/2023		Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-09/xx/2023 Resolved-Collateral Underwriter Provided or Not Applicable - Due Diligence Vendor-09/xx/2023				ATR/QM: Exempt	ATR/QM: Exempt	xx	PA	Investment	Purchase	NA	N/A	N/A
xx	900000110	D	A	D	A	A	A	A	A	Closed	FCRE1158	2023-09-11 17:29	2023-09-13 10:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/xx/2023
Ready for Review-The loss of rents indicates actual loss sustained - Seller-09/xx/2023
Open-The Hazard Insurance in the loan file does not reflect a rent loss insurance amount. The xx Guidelines dated 8/1/2023 require 6 months PITIA/$8,807.82, pg 142.

																							Hazard Insurance, pg 369. - Due Diligence Vendor-09/xx/2023	Ready for Review-The loss of rents indicates actual loss sustained - Seller-09/xx/2023	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/xx/2023				ATR/QM: Exempt	ATR/QM: Exempt	xx	PA	Investment	Purchase	NA	N/A	N/A